Trade Receivables and Reseller Financing - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	R$ 3,813,350	R$ 3,773,218
Loss allowance for expected credit losses	185,278	197,011
Current	3,375,246	3,318,927
Non-current	63,749	72,195
Trade receivables [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	374,355	382,096
Trade receivables	3,438,995	3,391,122
Current	3,375,246	3,318,927
Non-current	63,749	72,195
Trade receivables [member] | Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	3,805,756	3,443,641
Related parties	57	151
Trade receivables [member] | foreign customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	3,137	326,442
Related parties	R$ 4,400	R$ 2,984